Retirement Plans (Schedule of Assumptions Used) (detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Schedule of Assumbptions Used [Abstract]
Discount rate - benefit obligation	4.36%	4.15%
Discount rate - pension expense	4.15%	4.85%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%